BASIS OF PRESENTATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	May 10, 2023	Apr. 28, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2021
Accounting Policies [Abstract]
Net loss			$ 1,047	$ 312	$ 1,623	$ 694	$ 1,812	$ 1,050
Shareholders deficit			(3,332)	1,873	(3,332)	1,873	2,078	1,179	$ 2,654	$ 1,561	$ 1,167
Cash			$ 3,217		$ 3,217		$ 93	$ 437
Stock split		1.5-for-1 stock split
Reverse stock split	1-for-2.5 reverse stock split
Shares authorized	120,000,000
Common stock, shares authorized	100,000,000		100,000,000		100,000,000		100,000,000	100,000,000
Common stock, par value	$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000		20,000,000		20,000,000		20,000,000	20,000,000
Preferred stock, par value	$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Shareholders equity (deficit)			$ 3,332	(1,873)	$ 3,332	(1,873)	$ (2,078)	$ (1,179)	$ (2,654)	$ (1,561)	$ (1,167)
Net loss			$ (1,047)	$ (312)	(1,623)	(694)	(1,812)	(1,050)
Cash in operations					2,152	(15)	$ (81)	$ 353
Net proceeds from offering					$ 5,524